Condensed Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 347	$ 318	$ 131
Receivables, less allowances for discounts and doubtful accounts of $32, $37 and $32 in 2012, 2011 and 2010, respectively	761	756	690
Inventories, net	465	426	389
Prepaid and other current assets	117	97	79
Deferred income tax assets	45	45	47
Total current assets	1,735	1,642	1,336
Property, plant and equipment, net	468	463	454
Goodwill	1,631	1,610	1,437
Other intangible assets, net	502	505	416
Other non-current assets	177	173	92
Total assets	4,513	4,393	3,735
Current liabilities:
Accounts payable	329	322	309
Accrued and other current liabilities	486	490	340
Short-term borrowings and current maturities of long-term debt	4	5
Total current liabilities	819	817	649
Long-term debt	1,202	1,201	4
Accrued postretirement benefits	320	316	163
Deferred income tax liability	155	165	99
Other non-current accrued liabilities	68	67	101
Total liabilities	2,564	2,566	1,016
Commitments and contingencies (Note 14)
Stockholders' equity:
Common Stock-par value $0.01 per share: Authorized 750.0 shares, Issued 185.4 shares and 184.6 shares in 2012 and 2011, respectively	2	2
Capital in excess of par value	1,687	1,663
Retained earnings	84	40
Parent company investments			2,682
Treasury stock-at cost 0.1 shares and 0 shares in 2012 and 2011, respectively	(1)
Accumulated other comprehensive income	177	122	37
Total stockholders' equity	1,949	1,827	2,719
Total liabilities and stockholders' equity	$ 4,513	$ 4,393	$ 3,735